Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Notes 2(g) and 11)	$ 52,583	$ 43,525
Amounts due from related parties (Note 18(d))	5,726	2,687
Inventories (Note 2(i))	2,652	2,292
Derivative assets (Notes 2(q), 10 and 11)		920
Other current assets (Notes 2(j) and 12(b))	5,511	3,386
Total current assets	66,472	52,810
Long-term assets:
Vessels, net of accumulated depreciation (Notes 2(k), 2(m), 2(n), 13 and 18(f))	1,708,786	1,677,488
Right-of-use assets (Notes 2(l) and 6)	1,490	1,799
Intangible assets, net (Notes 2(o) and 14(a))	681	1,286
Derivative assets (Notes 2(q), 10 and 11)		648
Accrued income	2,867	3,976
Total long term assets	1,713,824	1,685,197
Total assets	1,780,296	1,738,007
Current liabilities:
Trade accounts payable (Note 18(e))	3,848	2,730
Accrued expenses (Note 15)	5,380	6,617
Current portion of long-term debt (Notes 11 and 16)	184,188	83,453
Current lease liabilities (Notes 2(l) and 6)	652	572
Current portion of derivative liabilities (Notes 2(q), 10 and 11)	10,695	910
Income taxes payable (Notes 2(r) and 17)	86	98
Current portion of contract liabilities (Notes 2(o) and 14(b))	1,518	1,518
Prepaid charter (Note 2(s))	5,424	6,892
Amount due to related parties (Note 18(d))	2,140	1,212
Total current liabilities	213,931	104,002
Long-term liabilities:
Long-term debt (Notes 2 (p), 11 and 16)	846,157	911,943
Lease liabilities (Note 2(l) and Note 6)	838	1,227
Derivative liabilities (Notes 2(q), 10 and 11)	19,358	5,133
Contract liabilities (Notes 2(o) and 14(b))	2,168	3,685
Deferred tax liabilities (Notes 2(r) and 17)	295	357
Total long-term liabilities	868,816	922,345
Total liabilities	1,082,747	1,026,347
Commitments and contingencies (Notes 2(t) and 19)
Series A Convertible Preferred Units	89,264	89,264
Partners' capital:
Common unitholders: 32,694,094 units issued and outstanding at December 31, 2020 and 2019.	597,390	611,241
General partner interest: 615,117 units issued and outstanding at December 31, 2020 and 2019.	10,895	11,155
Total partners' capital	608,285	622,396
Total liabilities and equity	$ 1,780,296	$ 1,738,007